Net Income Per Share (Details) - Schedule of Computation of the Basic and Diluted Income Per Share of Class A Common Stock (Parentheticals) - Class A Common Stock [Member]	3 Months Ended
Mar. 31, 2024 $ / shares shares
Net Income Per Share (Details) - Schedule of Computation of the Basic and Diluted Income Per Share of Class A Common Stock (Parentheticals) [Line Items]
Diluted, weighted-average shares of Class A common stock outstanding | shares	994,345
Diluted ,Net income per share of Class A common stock | $ / shares	$ (1.20)